Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Share-based compensation

Note 13 – Share-based compensation

In order to attract and retain talents, the Company adopted a share incentive plan in April 2020, which was amended and restated on July 9, 2021 (the “2020 Plan”). The maximum aggregate number of shares that may be issued pursuant to all awards under the 2020 Plan shall be 349,427 (10,482,827 before Reverse Stock Split) Class A ordinary shares. The Company also adopted the 2021 Share Incentive Plan (the “2021 Plan”), under which the maximum aggregate number of shares that may be issued pursuant to all awards shall be 333,333 (10,000,000 before Reverse Stock Split) Class A ordinary shares. The Company did not grant any award under the 2021 plan.

The Company granted 172,333 and 61,200 (5,170,000 and 1,836,000 before the Reverse Stock Split) restricted share awards (“RSAs”) in 2022 and 2021, respectively, under the 2020 Plan. The vesting schedule of RSAs ranges from 100% upon grant, to over four years with 25% vested at each anniversary. The vesting of these RSAs is further subject to performance conditions whereby a 50% or 100% of the RSAs to be vested in a given year will be forfeited based on the result of an annual performance review of the grantee in accordance with predetermined performance targets. The unvested portion of the RSAs will also be forfeited upon the termination of employment or service during the vesting period. The Company estimates the annual performance review result for each grantee and recognizes the related compensation expenses. The amount of compensation expense reversed for the years ended December 31, 2025, 2024 and 2023 was US$363,949, US$1,013,080 and US$153,034, respectively. The net reversal of the compensation expense recorded in the year ended December 31, 2023, 2024 and 2025 was due to resignation of employees as well as the actual performance target being different from the Company’s previous estimate as a result of the employees failing to achieve certain performance goals, and the Company’s adjustment of the estimate of future performance review result in connection therewith. Unvested compensation expense as of December 31, 2025 and 2024 was nil and US$159,230, respectively.

During the years ended December 31, 2025, 2024 and 2023, the Company issued nil, nil and 264,727 Class A ordinary shares to ESOP platform which were reserved for future issuance upon the vesting of RSAs granted under the 2020 Plan. Also see Note 12.

The following table summarized the Company’s RSAs activity under the 2020 Plan:

		Weighted average
	Number of RSAs*	grant date fair value*
Unvested, January 1, 2023	133,066	$40.34
Granted	-	-
Vested	(25,572)	31.31
Forfeited	(16,075)	65.00
Unvested, December 31, 2023	91,419	38.52
Granted	-	-
Vested	-	-
Forfeited	(53,130)	41.25
Unvested, December 31, 2024	38,289	34.73
Granted	-	-
Vested	-	-
Forfeited	(21,373)	38.24
Unvested, December 31, 2025	16,916	$30.30